Provisions and other current liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of provisions and other current liabilities [abstract]
Provisions and other current liabilities
23. Provisions and other current liabilities
(USD millions)	2023	2022

Taxes other than income taxes	516	836

Restructuring provisions	703	1 131

Accrued expenses for goods and services received but not invoiced	1 026	1 059

Accruals for royalties	844	767

Accrued interests on financial debt	116	116

Provisions for deductions from revenue	6 315	6 732

Accruals for compensation and benefits, including social security	2 330	2 321

Environmental remediation provisions	20	53

Deferred income	98	123

Provisions for product liabilities, governmental investigations and other legal matters [1]	42	548

Accrued share-based payments	322	235

Contingent consideration [2]	14	131

Other payables	820	743

Total provisions and other current liabilities	13 166	14 795

[1] Note 21 provides additional disclosures related to legal provisions.
[2] Note 30 provides additional disclosures related to contingent consideration.

Provisions are based upon management’s best estimate and adjusted for actual experience. Such adjustments to historic estimates have not been material.
Provisions for deductions from revenue
The following table shows the movement of the provisions for deductions from revenue:
(USD millions)	2023	2022	2021

January 1	6 732	6 481	6 256

Provisions related to discontinued operations [1]	-1 415

Effect of currency translation, business combinations	68	-210	-218

Payments/utilizations [2]	-16 703	-22 261	-19 838

Adjustments of prior years charged to income statement [3]	-206	-322	-245

Current year income statement charge [4]	17 798	23 072	20 413

Change in provisions offset against gross trade receivables [5]	41	-28	113

December 31	6 315	6 732	6 481

[1] Represents the provision for deductions from revenue at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 31 provide disclosures related to discontinued operations.

[2] Payments/utilizations from continuing operations were USD 14 691 million in 2022 and USD 12 473 million in 2021.
[3] Adjustments of prior years charged to income statement from continuing operations were USD 218 million in 2022, and USD 251 million in 2021.
[4] Current year income statement charge from continuing operations were USD 15 231 million in 2022 and USD 13 084 million in 2021.
[5] Change in provisions offset against gross trade receivables from continuing operations were USD 2 million in 2022 and USD -44 million in 2021.
The provisions for deductions from revenue include specific healthcare plans and program rebates as well as non-healthcare plans and program-related rebates, returns and other deductions. The provisions for deductions from revenue are adjusted to reflect experience and to reflect actual amounts as rebates, refunds, discounts and returns are processed. The provision represents estimates of the related obligations, requiring the use of judgment when estimating the effect of these deductions from revenue.
Restructuring provisions movements
(USD millions)	2023	2022	2021

January 1	1 131	345	459

Provisions related to discontinued operations [1]	-51

Additions to provisions [2]	658	1 368	328

Cash payments [3]	-816	-468	-344

Releases of provisions [4]	-193	-42	-54

Transfers [5]	-57	-53	- 27

Currency translation effects	31	-19	-17

December 31	703	1 131	345

[1] Represents the restructuring provisions at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 31 provide disclosures related to discontinued operations.

[2] Additions to provisions charged to the consolidated income statement from continuing operations were USD 1.3 billion in 2022 and USD 266 million in 2021.
[3] Cash-payments from continuing operations were USD 421 million in 2022 and USD 259 million in 2021.
[4] Releases of provisions credited to the consolidated income statement from continuing operations were USD 33 million in 2022 and USD 29 million in 2021.
[5] Transfers from continuing operations were USD 53 million in 2022 and USD 24 million in 2021.

Restructuring provisions are recognized for the direct expenditure arising from the restructuring, where the plans are sufficiently detailed and where appropriate communication to those affected has been made.
Charges to increase restructuring provisions are included in “Other expense” in the consolidated income statements.
In 2023, additions to provisions of USD 658 million were mainly related to the continuation of the initiative announced in April 2022 to implement a new streamlined organizational model designed to support innovation, growth and productivity.
In 2022, additions to provisions of USD 1.4 billion were mainly related to the following reorganizations:
• Initiative announced in April 2022 to implement a new streamlined organizational model designed to support innovation, growth and productivity.
• The continuation of the 2021 restructuring initiatives.
In 2021, additions to provisions of USD 328 million were mainly related to the following reorganizations:
• The commencement of a plan to restructure the field force and supporting functions in response to changes in the Company’s go-to-market structure with increased utilization of digital technology.
• Company-wide initiatives to streamline manufacturing platforms and manufacturing functions and implement new technologies continued. In addition, the Operations unit (formerly Customer & Technology Solutions) continued the phased implementation of the new operating model to transition activities to service centers.